STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 9,857,304	$ 9,721,949
Net Assets	9,857,304	9,721,949
NET ASSETS, representing:
Equity of contract owners	6,848,977	6,995,514
Equity of Pruco Life Insurance Company of New Jersey	3,008,327	2,726,435
Net Assets	$ 9,857,304	$ 9,721,949
Portfolio shares held (in shares)	194,857	199,660
Portfolio net asset value per share (in dollars per share)	$ 50.59	$ 48.69
Contract owner units outstanding (in shares)	1,624,610	1,713,035